Offerings	Dec. 11, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount of Registration Fee	$ 0
Offering Note
(1)     An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by Hercules Capital, Inc. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(2)     In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock
Amount of Registration Fee	$ 0
Offering Note
(1)     An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by Hercules Capital, Inc. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(2)     In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities(3)
Amount of Registration Fee	$ 0
Offering Note
(1)     An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by Hercules Capital, Inc. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(2)     In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.
(3) Debt securities may be issued at an original issue discount.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Amount of Registration Fee	$ 0
Offering Note
(1)     An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by Hercules Capital, Inc. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(2)     In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note
(1)     An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by Hercules Capital, Inc. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(2)     In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.